INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details) - Number	Mar. 31, 2017	Mar. 31, 2016
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	53	61
Series 15 [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	13	14
Series 16 [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	17	20
Series 17 [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	5	9
Series 18 [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	12	12
Series 19 [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	6	6